Average Annual Total Returns - ETF - Vanguard US Liquidity Factor ETF	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	7.66%	9.97%	Feb. 13, 2018	7.13%	9.51%	Feb. 13, 2018	4.74%	7.64%	Feb. 13, 2018	7.71%	9.99%	Feb. 13, 2018	20.89%	15.36%	Feb. 13, 2018